Columbia Large Cap Value Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Value Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 7.0%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	1,528,300	30,413,170
Entertainment 1.7%
Walt Disney Co. (The)	464,970	42,023,989
Interactive Media & Services 1.2%
Alphabet, Inc., Class A	172,900	28,248,402
Media 1.5%
Comcast Corp., Class A	955,100	37,793,307
Wireless Telecommunication Services 1.4%
T-Mobile US, Inc.	175,100	34,795,872
Total Communication Services		173,274,740
Consumer Discretionary 3.4%
Automobiles 1.4%
Ford Motor Co.	3,051,500	34,146,285
Hotels, Restaurants & Leisure 1.0%
Las Vegas Sands Corp.	651,600	25,405,884
Specialty Retail 1.0%
Gap, Inc. (The)	1,061,400	23,807,202
Total Consumer Discretionary		83,359,371
Consumer Staples 10.0%
Beverages 1.8%
Coca-Cola Co. (The)	619,000	44,858,930
Consumer Staples Distribution & Retail 3.8%
Target Corp.	209,880	32,241,766
Walmart, Inc.	800,900	61,853,507
Total		94,095,273
Household Products 2.2%
Procter & Gamble Co. (The)	326,400	55,990,656
Tobacco 2.2%
Philip Morris International, Inc.	437,400	53,927,046
Total Consumer Staples		248,871,905
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.1%
Oil, Gas & Consumable Fuels 7.1%
ConocoPhillips Co.	405,000	46,084,950
EOG Resources, Inc.	387,500	49,917,750
Exxon Mobil Corp.	316,500	37,328,010
Valero Energy Corp.	298,400	43,784,232
Total		177,114,942
Total Energy		177,114,942
Financials 22.9%
Banks 8.1%
Citigroup, Inc.	789,900	49,479,336
JPMorgan Chase & Co.	404,400	90,909,120
M&T Bank Corp.	164,800	28,363,728
PNC Financial Services Group, Inc. (The)	172,525	31,932,652
Total		200,684,836
Capital Markets 5.8%
Bank of New York Mellon Corp. (The)	564,400	38,503,368
Goldman Sachs Group, Inc. (The)	71,952	36,713,508
Intercontinental Exchange, Inc.	211,800	34,216,290
Morgan Stanley	344,136	35,655,931
Total		145,089,097
Financial Services 5.6%
Berkshire Hathaway, Inc., Class B(a)	185,700	88,378,344
Global Payments, Inc.	216,500	24,033,665
MasterCard, Inc., Class A	52,700	25,472,018
Total		137,884,027
Insurance 3.4%
Chubb Ltd.	179,800	51,095,564
Marsh & McLennan Companies, Inc.	147,100	33,466,721
Total		84,562,285
Total Financials		568,220,245
Health Care 13.4%
Biotechnology 2.2%
BioMarin Pharmaceutical, Inc.(a)	213,400	19,464,214
Vertex Pharmaceuticals, Inc.(a)	71,500	35,456,135
Total		54,920,349

Columbia Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	965,600	36,634,864
Becton Dickinson & Co.	124,300	30,131,563
Total		66,766,427
Health Care Providers & Services 3.6%
Cigna Group (The)	125,700	45,479,517
Elevance Health, Inc.	78,900	43,938,621
Total		89,418,138
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	23,200	14,269,624
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	728,600	36,393,570
Johnson & Johnson	189,900	31,496,814
Merck & Co., Inc.	337,700	40,000,565
Total		107,890,949
Total Health Care		333,265,487
Industrials 13.1%
Aerospace & Defense 1.6%
Northrop Grumman Corp.	77,500	40,548,775
Air Freight & Logistics 1.6%
FedEx Corp.	129,500	38,690,715
Building Products 1.9%
Trane Technologies PLC	133,400	48,245,444
Electrical Equipment 1.5%
nVent Electric PLC	528,300	35,903,268
Ground Transportation 1.5%
Norfolk Southern Corp.	142,000	36,374,720
Industrial Conglomerates 0.9%
3M Co.	161,400	21,738,966
Machinery 4.1%
Ingersoll Rand, Inc.	399,000	36,488,550
Parker-Hannifin Corp.	53,000	31,810,600
Stanley Black & Decker, Inc.	336,800	34,474,848
Total		102,773,998
Total Industrials		324,275,886
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 8.6%
Electronic Equipment, Instruments & Components 2.4%
Corning, Inc.	782,800	32,760,180
Zebra Technologies Corp., Class A(a)	78,800	27,215,944
Total		59,976,124
Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	209,700	34,143,354
Lam Research Corp.	51,200	42,035,712
Qorvo, Inc.(a)	209,468	24,275,246
Total		100,454,312
Software 2.2%
BILL Holdings, Inc.(a)	363,000	19,805,280
Microsoft Corp.	81,200	33,871,768
Total		53,677,048
Total Information Technology		214,107,484
Materials 4.3%
Chemicals 4.3%
Eastman Chemical Co.	252,600	25,858,662
Linde PLC	113,900	54,472,675
Nutrien Ltd.	550,600	26,660,052
Total		106,991,389
Total Materials		106,991,389
Real Estate 5.0%
Health Care REITs 2.6%
Healthpeak Properties, Inc.	1,406,700	31,341,276
Welltower, Inc.	263,000	31,738,840
Total		63,080,116
Industrial REITs 1.4%
Prologis, Inc.	273,800	34,997,116
Specialized REITs 1.0%
Equinix, Inc.	29,800	24,863,928
Total Real Estate		122,941,160
Utilities 3.9%
Electric Utilities 2.7%
Entergy Corp.	290,700	35,084,583
Xcel Energy, Inc.	542,100	33,192,783
Total		68,277,366
Columbia Large Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund, August 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.2%
Ameren Corp.	355,900	29,365,309
Total Utilities		97,642,675
Total Common Stocks (Cost $1,455,372,829)		2,450,065,284

Convertible Bonds 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
DISH Network Corp.(b)
12/15/2025	0.000%	13,273,000	9,888,385
Total Convertible Bonds (Cost $9,152,835)			9,888,385

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(c),(d)	19,602,045	19,598,125
Total Money Market Funds (Cost $19,595,847)		19,598,125
Total Investments in Securities (Cost: $1,484,121,511)		2,479,551,794
Other Assets & Liabilities, Net		2,420,868
Net Assets		2,481,972,662
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	20,455,918	55,444,024	(56,301,291)	(526)	19,598,125	220	295,669	19,602,045
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Large Cap Value Fund  | 2024

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1QT138_05_P01_(10/24)